Note 16 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
16.
PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

	Land and Buildings (1)	Machinery and Equipment	Assets under Construction	Other	Total
Cost
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957
Additions	9	4,411	28,669	621	33,710
Acquisition of Primero (Note 4)	40,404	70,064	7,169	5,178	122,815
Transfers and disposals	3,053	14,488	(22,114)	2,900	(1,673)
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Additions	—	1,991	44,709	521	47,221
Transfers and disposals	20,548	23,802	(52,737)	507	(7,880)
At December 31, 2019	$198,412	$456,655	$27,645	$24,438	$707,150

Accumulated depreciation, amortization and impairment
At December 31, 2017	$(86,404)	$(223,353)	$—	$(11,148)	$(320,905)
Depreciation and amortization	(8,215)	(36,650)	—	(1,777)	(46,642)
Transfers and disposals	—	1,464	—	48	1,512
Impairment (Note 18)	(16,639)	(33,420)	—	(631)	(50,690)
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Depreciation and amortization	(4,980)	(23,829)	—	(2,122)	(30,931)
Transfers and disposals	271	5,189	—	459	5,919
Impairment (Note 18)	(13,073)	(15,701)	—	—	(28,774)
At December 31, 2019	$(129,040)	$(326,300)	$—	$(15,171)	$(470,511)

Carrying values
At December 31, 2018	$66,606	$138,903	$35,673	$9,902	$251,084
At December 31, 2019	$69,372	$130,355	$27,645	$9,267	$236,639

(
1
) Included in land and buildings is
$11.5
million (
December
31,
2018
-
$11.5
 million) of land which is
not
 subject to depreciation.

Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2017	$—	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957
Additions	5,750	3,066	8,812	2,564	3,016	2,375	1,296	6,831	33,710
Acquisition of Primero (Note 4)	122,815	—	—	—	—	—	—	—	122,815
Transfers and disposals	(802)	(79)	(864)	(9)	1,311	1,784	(2,648)	(366)	(1,673)
At December 31, 2018	$127,763	$76,671	$132,146	$99,046	$121,528	$51,700	$26,763	$32,192	$667,809
Additions	10,465	4,453	5,066	1,379	667	1,027	—	24,164	47,221
Transfers and disposals	(1,925)	9,638	90	(4,104)	(47)	(409)	(310)	(10,813)	(7,880)
At December 31, 2019	$136,303	$90,762	$137,302	$96,321	$122,148	$52,318	$26,453	$45,543	$707,150

Accumulated depreciation, amortization and impairment
At December 31, 2017	$—	$(28,898)	$(80,269)	$(52,984)	$(93,579)	$(27,789)	$(21,654)	$(15,732)	$(320,905)
Depreciation and amortization	(8,179)	(8,397)	(9,646)	(8,489)	(3,761)	(4,388)	(2,161)	(1,621)	(46,642)
Transfers and disposals	634	288	829	92	(804)	(1,150)	1,546	77	1,512
Impairment (Note 18)	—	—	—	(30,062)	(17,609)	—	(3,019)	—	(50,690)
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(91,443)	$(115,753)	$(33,327)	$(25,288)	$(17,276)	$(416,725)
Depreciation and amortization	(12,355)	(6,989)	(5,278)	(561)	(458)	(3,359)	—	(1,931)	(30,931)
Transfers and disposals	153	1,021	572	3,406	65	411	117	174	5,919
Impairment (Note 18)	—	—	(28,774)	—	—	—	—	—	(28,774)
At December 31, 2019	$(19,747)	$(42,975)	$(122,566)	$(88,598)	$(116,146)	$(36,275)	$(25,171)	$(19,033)	$(470,511)

Carrying values
At December 31, 2018	$120,218	$39,664	$43,060	$7,603	$5,775	$18,373	$1,475	$14,916	$251,084
At December 31, 2019	$116,556	$47,787	$14,736	$7,723	$6,002	$16,043	$1,282	$26,510	$236,639